Note 3 - Vessels, Net (Details Textual) - USD ($)			6 Months Ended
	Apr. 18, 2022	Jan. 12, 2022	Jun. 30, 2022	Jun. 30, 2021
Payments to Acquire Vessel			$ 36,968,387	$ 7,126,713
M/V Molyvos Luck [Member]
Payments to Acquire Vessel		$ 21,214,125
M/V Santa Cruz [Member]
Payments to Acquire Vessel	$ 15,755,368